UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2019

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	25
Other Information	26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

March 31, 2019 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2019.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced index strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to- market, price-to-earnings, price to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson

Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 96.8%
BASIC MATERIALS – 4.5%
AdvanSix, Inc.*	6,100	$174,277
AK Steel Holding Corp.*1	21,000	57,750
Alcoa Corp.*	1,200	33,792
Allegheny Technologies, Inc.*	8,100	207,117
American Vanguard Corp.	13,300	229,026
Balchem Corp.	1,400	129,920
Carpenter Technology Corp.	21,600	990,360
Century Aluminum Co.*	28,400	252,192
Clearwater Paper Corp.*	3,300	64,284
Coeur Mining, Inc.*	53,800	219,504
Commercial Metals Co.	51,700	883,036
Domtar Corp.	3,300	163,845
Element Solutions, Inc.*	70,300	710,030
Ferroglobe PLC	12,200	25,010
Friedman Industries, Inc.	2,500	19,175
H.B. Fuller Co.	2,600	126,464
Hawkins, Inc.	2,100	77,343
Hecla Mining Co.	149,838	344,627
Ingevity Corp.*	1,600	168,976
Innophos Holdings, Inc.	2,700	81,378
Innospec, Inc.	1,950	162,533
Intrepid Potash, Inc.*	18,400	69,736
Kaiser Aluminum Corp.	4,213	441,228
Koppers Holdings, Inc.*	4,000	103,920
Kraton Corp.*	15,100	485,918
Kronos Worldwide, Inc.	5,000	70,100
Landec Corp.*	5,500	67,540
Materion Corp.	11,200	639,072
Mercer International, Inc.	24,700	333,697
Minerals Technologies, Inc.	2,500	146,975
Oil-Dri Corp. of America	1,400	43,596
Olin Corp.	9,500	219,830
PH Glatfelter Co.	17,967	253,694
PolyOne Corp.	1,400	41,034
Rayonier Advanced Materials, Inc.	16,750	227,130
Reliance Steel & Aluminum Co.	3,000	270,780
Resolute Forest Products, Inc.	20,600	162,740
Rogers Corp.*	700	111,216
Schnitzer Steel Industries, Inc. - Class A	8,200	196,800
Schweitzer-Mauduit International, Inc.	2,900	112,288
Shiloh Industries, Inc.*	3,600	19,800
Stepan Co.	6,850	599,512
Tronox Holdings PLC - Class A	16,000	210,400
United States Steel Corp.	5,400	105,246
Univar, Inc.*	1,525	33,794
Universal Stainless & Alloy Products, Inc.*	3,300	54,681
Verso Corp. - Class A*	14,300	306,306
		10,447,672
COMMUNICATIONS – 4.6%
1-800-Flowers.com, Inc. - Class A*	3,813	69,511
ADTRAN, Inc.	5,900	80,830
Alaska Communications Systems Group, Inc.*	13,700	26,304
ATN International, Inc.	5,929	334,336
Cars.com, Inc.*	8,400	191,520
Cincinnati Bell, Inc.*	5,400	51,516
Consolidated Communications Holdings, Inc.[1]	15,300	166,923
DHI Group, Inc.*	12,600	30,618
Digi International, Inc.*	12,600	159,642
Entercom Communications Corp. - Class A	7,300	38,325
Entravision Communications Corp. - Class A	12,400	40,176
ePlus, Inc.*	5,680	502,907
EW Scripps Co. - Class A	29,016	609,336
Finisar Corp.*	51,900	1,202,523
Gannett Co., Inc.	55,700	587,078
GCI Liberty, Inc.*	1,100	61,171
Gray Television, Inc.*	39,800	850,128
Harmonic, Inc.*1	14,300	77,506
Hemisphere Media Group, Inc.*	1,600	22,560
Houghton Mifflin Harcourt Co.*	5,800	42,166
Iridium Communications, Inc.*1	46,700	1,234,748
KVH Industries, Inc.*	2,500	25,475
Lands' End, Inc.*1	1,500	24,915
Liberty Expedia Holdings, Inc. - Class A*	1,900	81,320
Liberty Latin America Ltd. - Class C*	3,500	68,075
Limelight Networks, Inc.*	13,200	42,636
LogMeIn, Inc.	900	72,090
Marchex, Inc. - Class B*	19,000	89,870
Meet Group, Inc.*	9,000	45,270
Meredith Corp.[1]	2,900	160,254
NETGEAR, Inc.*	12,900	427,248
New Media Investment Group, Inc.	15,500	162,750
New York Times Co. - Class A	3,300	108,405
Nexstar Media Group, Inc. - Class A	1,900	205,903
NIC, Inc.	9,000	153,810
Perficient, Inc.*	4,900	134,211
Preformed Line Products Co.	700	37,163
Rubicon Project, Inc.*	9,567	58,168
Saga Communications, Inc. - Class A	2,000	66,380
Scholastic Corp.	17,130	681,089
Sinclair Broadcast Group, Inc. - Class A	6,800	261,664

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Spok Holdings, Inc.	7,100	$96,702
Synacor, Inc.*	13,700	21,509
TechTarget, Inc.*	2,800	45,556
TEGNA, Inc.	5,300	74,730
Telephone & Data Systems, Inc.	27,800	854,294
TESSCO Technologies, Inc.	1,800	27,864
United States Cellular Corp.*	1,400	64,274
Vonage Holdings Corp.*	2,500	25,100
Westell Technologies, Inc. - Class A*	11,000	22,440
		10,518,989
CONSUMER, CYCLICAL – 15.7%
Abercrombie & Fitch Co. - Class A	22,900	627,689
Adient PLC	4,300	55,728
Allegiant Travel Co.	400	51,788
AMC Entertainment Holdings, Inc. - Class A1	7,500	111,375
America's Car-Mart, Inc.*	1,400	127,876
American Axle & Manufacturing Holdings, Inc.*	46,100	659,691
American Eagle Outfitters, Inc.	4,800	106,416
Anixter International, Inc.*	7,900	443,269
Asbury Automotive Group, Inc.*	1,200	83,232
AutoNation, Inc.*	1,300	46,436
Barnes & Noble Education, Inc.*1	9,300	39,060
Barnes & Noble, Inc.	6,700	36,381
Bassett Furniture Industries, Inc.	2,750	45,128
BBX Capital Corp.	7,800	46,176
Beacon Roofing Supply, Inc.*	8,710	280,114
Beazer Homes USA, Inc.*	3,500	40,285
Bed Bath & Beyond, Inc.	51,700	878,383
Big 5 Sporting Goods Corp.[1]	7,400	23,532
Biglari Holdings, Inc. - Class A*	10	7,354
BMC Stock Holdings, Inc.*	11,300	199,671
Boot Barn Holdings, Inc.*	7,900	232,576
Boyd Gaming Corp.	1,500	41,040
Buckle, Inc.[1]	6,400	119,808
Burlington Stores, Inc.*	1,100	172,348
Caleres, Inc.	13,900	343,191
Callaway Golf Co.	15,350	244,526
Cannae Holdings, Inc.*	14,900	361,474
Cato Corp. - Class A	9,600	143,808
Century Casinos, Inc.*	3,400	30,804
Century Communities, Inc.*1	6,072	145,546
Choice Hotels International, Inc.[1]	3,300	256,542
Churchill Downs, Inc.	780	70,403
Citi Trends, Inc.	2,700	52,137
Columbia Sportswear Co.	8,016	835,107
Conn's, Inc.*	3,400	77,724
Container Store Group, Inc.*1	8,900	78,320
Cooper Tire & Rubber Co.	5,300	158,417
Cooper-Standard Holdings, Inc.*	1,550	72,788
Core-Mark Holding Co., Inc.	9,200	341,596
Crocs, Inc.*	1,650	42,488
Dana, Inc.	9,700	172,078
Dave & Buster's Entertainment, Inc.	500	24,935
Deckers Outdoor Corp.*	4,000	587,960
Del Frisco's Restaurant Group, Inc.*	5,025	32,210
Del Taco Restaurants, Inc.*	4,000	40,240
Delta Apparel, Inc.*	3,600	79,992
Dick's Sporting Goods, Inc.[1]	10,050	369,941
Dillard's, Inc. - Class A1	6,600	475,332
Dine Brands Global, Inc.	700	63,903
Dorman Products, Inc.*	2,000	176,180
Douglas Dynamics, Inc.	1,500	57,105
DSW, Inc. - Class A	16,700	371,074
El Pollo Loco Holdings, Inc.*	8,900	115,789
Eldorado Resorts, Inc.*	900	42,021
Ethan Allen Interiors, Inc.	4,000	76,520
Express, Inc.*	12,700	54,356
EZCORP, Inc. - Class A*	24,500	228,340
FirstCash, Inc.	5,808	502,392
Flexsteel Industries, Inc.	2,172	50,369
Fossil Group, Inc.*1	4,600	63,112
Fox Factory Holding Corp.*	2,600	181,714
Fred's, Inc. - Class A*1	9,500	23,465
G-III Apparel Group Ltd.*	21,900	875,124
GameStop Corp. - Class A1	1,600	16,256
Genesco, Inc.*	4,100	186,755
Gentherm, Inc.*	1,700	62,662
GMS, Inc.*	4,200	63,504
Green Brick Partners, Inc.*	7,898	69,108
Group 1 Automotive, Inc.	9,800	634,060
Guess?, Inc.[1]	29,050	569,380
H&E Equipment Services, Inc.	1,000	25,110
Hamilton Beach Brands Holding Co. - Class A	2,800	60,088
Hamilton Beach Brands Holding Co. - Class B	2,891	62,041
Haverty Furniture Cos., Inc.	10,300	225,364
Hawaiian Holdings, Inc.	3,000	78,750
Herman Miller, Inc.	1,700	59,806
Hibbett Sports, Inc.*1	2,500	57,025
Hilton Grand Vacations, Inc.*	1,300	40,105
Hooker Furniture Corp.	1,660	47,858

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Houston Wire & Cable Co.*	3,700	$23,421
Installed Building Products, Inc.*	2,500	121,250
Interface, Inc.	3,200	49,024
International Speedway Corp. - Class A1	3,400	148,342
iRobot Corp.*1	600	70,614
J. Jill, Inc.[1]	4,300	23,607
J.C. Penney Co., Inc.*1	45,300	67,497
Jack in the Box, Inc.	470	38,098
Johnson Outdoors, Inc. - Class A	2,700	192,672
KB Home	7,100	171,607
Kewaunee Scientific Corp.	1,300	27,378
Kimball International, Inc. - Class B	4,000	56,560
Kirkland's, Inc.*	1,200	8,436
La-Z-Boy, Inc.	8,530	281,405
Lakeland Industries, Inc.*1	2,900	34,046
LCI Industries	2,800	215,096
LGI Homes, Inc.*1	5,800	349,392
Liberty TripAdvisor Holdings, Inc. - Class A*	10,300	146,157
Lifetime Brands, Inc.	4,600	43,470
Lithia Motors, Inc. - Class A	4,300	398,825
M/I Homes, Inc.*	10,000	266,200
Marcus Corp.	9,580	383,679
MarineMax, Inc.*	10,000	191,600
Marriott Vacations Worldwide Corp.	6,005	561,467
MDC Holdings, Inc.	27,136	788,572
Meritage Homes Corp.*	16,300	728,773
Mesa Air Group, Inc.*	2,900	24,186
Methode Electronics, Inc.	5,000	143,900
Miller Industries, Inc.	5,025	155,021
Mobile Mini, Inc.	14,600	495,524
Modine Manufacturing Co.*	19,004	263,585
Monarch Casino & Resort, Inc.*	2,300	101,016
Motorcar Parts of America, Inc.*1	3,700	69,819
Movado Group, Inc.	6,550	238,289
Navistar International Corp.*	4,400	142,120
Office Depot, Inc.	219,550	796,966
Oxford Industries, Inc.	1,300	97,838
Papa Murphy's Holdings, Inc.*1	7,900	41,396
PC Connection, Inc.	13,242	485,584
Penn National Gaming, Inc.*1	3,500	70,350
Penske Automotive Group, Inc.	3,200	142,880
PetMed Express, Inc.[1]	1,900	43,282
RCI Hospitality Holdings, Inc.	3,600	82,692
Reading International, Inc. - Class A*	8,989	143,464
Red Lion Hotels Corp.*	7,200	58,176
Red Robin Gourmet Burgers, Inc.*	900	25,929
Regis Corp.*	19,646	386,437
Rocky Brands, Inc.	3,700	88,652
Rush Enterprises, Inc. - Class A	14,437	603,611
Rush Enterprises, Inc. - Class B	4,880	202,666
Sally Beauty Holdings, Inc.*	6,300	115,983
ScanSource, Inc.*	9,300	333,126
Shoe Carnival, Inc.[1]	6,300	214,389
Signet Jewelers Ltd.	8,750	237,650
SkyWest, Inc.	30,580	1,660,188
Sonic Automotive, Inc. - Class A	4,400	65,164
Spartan Motors, Inc.	10,627	93,836
Speedway Motorsports, Inc.	13,819	199,961
Spirit Airlines, Inc.*	10,200	539,172
Standard Motor Products, Inc.	3,300	162,030
Steelcase, Inc. - Class A1	6,600	96,030
Steven Madden Ltd.	5,950	201,348
Superior Group of Cos., Inc.	1,954	32,475
Superior Industries International, Inc.	3,800	18,088
Tandy Leather Factory, Inc.*	4,000	24,000
Taylor Morrison Home Corp. - Class A*	41,488	736,412
Tenneco, Inc. - Class A	1,500	33,240
Thor Industries, Inc.	1,000	62,370
Tile Shop Holdings, Inc.	4,600	26,036
Tilly's, Inc. - Class A	6,190	68,895
Titan International, Inc.	11,350	67,760
Titan Machinery, Inc.*1	6,600	102,696
Toll Brothers, Inc.	20,900	756,580
Tower International, Inc.	2,400	50,472
TRI Pointe Group, Inc.*1	63,900	807,696
Triton International Ltd./Bermuda	19,400	603,340
Tuesday Morning Corp.*	11,200	23,744
Unifi, Inc.*	4,297	83,147
UniFirst Corp.	4,000	614,000
Universal Electronics, Inc.*	3,500	130,025
Vera Bradley, Inc.*	12,600	166,950
Veritiv Corp.*	4,400	115,808
Vince Holding Corp.*1	2,100	26,040
Vista Outdoor, Inc.*	3,300	26,433
Visteon Corp.*	700	47,145
Wabash National Corp.	14,200	192,410
WESCO International, Inc.*	8,550	453,235
William Lyon Homes - Class A*	15,700	241,309
Winnebago Industries, Inc.	7,400	230,510
Wolverine World Wide, Inc.[1]	8,900	317,997
World Fuel Services Corp.	25,600	739,584
Zumiez, Inc.*	12,600	313,614
		35,973,710

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL – 12.8%
Aaron's, Inc.	24,200	$1,272,920
ABM Industries, Inc.	13,100	476,185
Acadia Healthcare Co., Inc.*1	19,300	565,683
ACCO Brands Corp.	59,200	506,752
Achillion Pharmaceuticals, Inc.*	23,600	69,856
Adtalem Global Education, Inc.*	17,400	805,968
Akorn, Inc.*	21,700	76,384
Alico, Inc.	500	13,605
AMAG Pharmaceuticals, Inc.*	5,000	64,400
American Public Education, Inc.*	6,100	183,732
Andersons, Inc.	9,800	315,854
AngioDynamics, Inc.*	18,600	425,196
Apollo Medical Holdings, Inc.*1	2,500	45,800
Assertio Therapeutics, Inc.*	28,500	144,495
Avanos Medical, Inc.*	2,800	119,504
B&G Foods, Inc.[1]	3,800	92,796
Bridgepoint Education, Inc.*	4,500	27,495
Brookdale Senior Living, Inc.*	13,000	85,540
CAI International, Inc.*	6,900	160,080
Cal-Maine Foods, Inc.	2,600	116,038
Cardtronics PLC - Class A*	2,000	71,160
Career Education Corp.*	7,806	128,955
Cass Information Systems, Inc.	648	30,650
CBIZ, Inc.*	14,300	289,432
Central Garden & Pet Co. - Class A*	7,770	180,653
Chemed Corp.	900	288,063
Coca-Cola Consolidated, Inc.	400	115,132
Collectors Universe, Inc.	1,900	33,288
Community Health Systems, Inc.*1	13,500	50,355
Concert Pharmaceuticals, Inc.*	3,800	45,866
CONMED Corp.	7,400	615,532
CorVel Corp.*	1,700	110,908
CRA International, Inc.	3,700	186,998
Cross Country Healthcare, Inc.*	9,600	67,488
CSS Industries, Inc.	2,100	12,579
Darling Ingredients, Inc.*	56,300	1,218,895
Dean Foods Co.	20,500	62,115
Diplomat Pharmacy, Inc.*	4,200	24,402
Edgewell Personal Care Co.*	1,400	61,446
Emerald Expositions Events, Inc.	3,700	46,990
Emergent BioSolutions, Inc.*	800	40,416
Enanta Pharmaceuticals, Inc.*	1,650	157,608
Endo International PLC*	11,100	89,133
Ennis, Inc.	9,900	205,524
Ensign Group, Inc.	3,140	160,737
Epizyme, Inc.*	2,700	33,453
EVERTEC, Inc.	1,700	47,277
FONAR Corp.*	1,200	24,564
Franklin Covey Co.*	1,200	30,360
Fresh Del Monte Produce, Inc.	16,800	454,104
FTI Consulting, Inc.*	19,400	1,490,308
Graham Holdings Co. - Class B	500	341,590
Grand Canyon Education, Inc.*	1,300	148,863
Green Dot Corp. - Class A*	1,800	109,170
Haemonetics Corp.*	900	78,732
Hain Celestial Group, Inc.*1	2,800	64,736
Heidrick & Struggles International, Inc.	6,700	256,811
Helen of Troy Ltd.*	2,800	324,688
Herc Holdings, Inc.*	4,300	167,614
Hertz Global Holdings, Inc.*	29,950	520,231
Horizon Pharma Plc*	4,200	111,006
Hostess Brands, Inc.*	14,500	181,250
Huron Consulting Group, Inc.*	1,700	80,274
ICF International, Inc.	8,798	669,352
ICU Medical, Inc.*	1,000	239,330
Ingles Markets, Inc. - Class A	3,450	95,289
Innoviva, Inc.*	4,200	58,926
Insperity, Inc.	3,100	383,346
Integer Holdings Corp.*	10,460	788,893
Inter Parfums, Inc.	600	45,522
Invacare Corp.	8,400	70,308
John B Sanfilippo & Son, Inc.	2,168	155,814
K12, Inc.*	16,650	568,264
Kelly Services, Inc. - Class A	17,400	383,844
Korn Ferry	11,320	506,910
Lancaster Colony Corp.	300	47,007
Lannett Co., Inc.*1	9,500	74,765
Lantheus Holdings, Inc.*	1,600	39,168
LHC Group, Inc.*	6,968	772,472
LiveRamp Holdings, Inc.*	3,700	201,909
LSC Communications, Inc.	7,100	46,363
Macquarie Infrastructure Corp.	5,800	239,076
Magellan Health, Inc.*	10,700	705,344
Mallinckrodt PLC*	32,400	704,376
ManpowerGroup, Inc.	1,700	140,573
Matthews International Corp. - Class A	4,030	148,909
Meridian Bioscience, Inc.	2,700	47,547
Merit Medical Systems, Inc.*	2,300	142,209
Merrimack Pharmaceuticals, Inc.*	4,900	34,055
Misonix, Inc.*	2,700	51,921
Myriad Genetics, Inc.*	5,900	195,880
NanoString Technologies, Inc.*	4,500	107,685
National HealthCare Corp.	2,800	212,464
Natural Alternatives International, Inc.*	2,800	32,200

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Natural Grocers by Vitamin Cottage, Inc.*	3,300	$39,435
Navigant Consulting, Inc.	20,800	404,976
Owens & Minor, Inc.	13,200	54,120
Patterson Cos., Inc.	3,400	74,290
PDL BioPharma, Inc.*	50,600	188,232
Performant Financial Corp.*	15,300	31,671
Phibro Animal Health Corp. - Class A	2,100	69,300
Portola Pharmaceuticals, Inc.*1	9,100	315,770
Prestige Consumer Healthcare, Inc.*	13,000	388,830
Prothena Corp. PLC*	2,400	29,112
Providence Service Corp.*	400	26,648
Pyxus International, Inc.*1	1,700	40,613
Quad/Graphics, Inc.	7,625	90,738
Quanex Building Products Corp.	9,600	152,544
RadNet, Inc.*	4,769	59,088
Rent-A-Center, Inc.*	12,800	267,136
Resources Connection, Inc.	9,300	153,822
RR Donnelley & Sons Co.	17,900	84,488
RTI Surgical Holdings, Inc.*	12,400	74,524
Sanderson Farms, Inc.[1]	4,250	560,320
Sarepta Therapeutics, Inc.*1	1,100	131,109
SEACOR Marine Holdings, Inc.*	3,900	51,909
Select Medical Holdings Corp.*	34,049	479,750
Seneca Foods Corp. - Class A*	2,100	51,660
Simply Good Foods Co.*	2,000	41,180
Smart & Final Stores, Inc.*	4,500	22,230
SpartanNash Co.	10,200	161,874
Spectrum Brands Holdings, Inc.	800	43,824
Spectrum Pharmaceuticals, Inc.*	4,100	43,829
Spero Therapeutics, Inc.*	3,000	38,430
Strategic Education, Inc.	250	32,828
Surgery Partners, Inc.*1	1,800	20,304
Syneos Health, Inc.*	2,200	113,872
Team, Inc.*1	7,300	127,750
Tejon Ranch Co.*	1,900	33,440
Tenet Healthcare Corp.*	2,300	66,332
Textainer Group Holdings Ltd.*	5,800	55,970
Tootsie Roll Industries, Inc.[1]	1,030	38,357
Travelport Worldwide Ltd.	4,300	67,639
TreeHouse Foods, Inc.*	2,800	180,740
TriNet Group, Inc.*	3,200	191,168
Triple-S Management Corp. - Class B*	10,600	241,892
TrueBlue, Inc.*	11,700	276,588
United Natural Foods, Inc.*	16,800	222,096
United Therapeutics Corp.*	1,100	129,107
Universal Corp.	3,200	184,416
VBI Vaccines, Inc.*	13,900	25,993
Vectrus, Inc.*	1,500	39,885
Viad Corp.	8,400	472,836
Village Super Market, Inc. - Class A	2,100	57,393
WD-40 Co.[1]	700	118,608
Weis Markets, Inc.	8,852	361,250
Zynerba Pharmaceuticals, Inc.*1	6,200	33,604
		29,500,880
ENERGY – 8.3%
Adams Resources & Energy, Inc.	1,175	45,896
Archrock, Inc.	46,700	456,726
Basic Energy Services, Inc.*	8,200	31,160
Berry Petroleum Corp.	4,600	53,084
Bonanza Creek Energy, Inc.*	5,700	129,333
C&J Energy Services, Inc.*	20,900	324,368
California Resources Corp.*	12,300	316,233
Callon Petroleum Co.*	72,350	546,242
CARBO Ceramics, Inc.*1	6,100	21,350
Chesapeake Energy Corp.*1	22,323	69,201
Clean Energy Fuels Corp.*	15,700	48,513
CNX Resources Corp.*	14,700	158,319
Concho Resources, Inc.	2,256	250,326
CONSOL Energy, Inc.*	2,925	100,094
CVR Energy, Inc.	10,600	436,720
Delek U.S. Holdings, Inc.	18,038	656,944
Denbury Resources, Inc.*	13,700	28,085
Diamond Offshore Drilling, Inc.*1	13,600	142,664
DMC Global, Inc.	6,700	332,588
Dril-Quip, Inc.*	11,175	512,374
Earthstone Energy, Inc. - Class A*	7,700	54,516
Encana Corp.	38,475	278,559
Ensco PLC - Class A1	97,679	383,878
Era Group, Inc.*	5,100	58,854
Exterran Corp.*	7,900	133,115
Extraction Oil & Gas, Inc.*1	33,200	140,436
Flotek Industries, Inc.*1	17,300	56,052
Forum Energy Technologies, Inc.*	12,300	62,853
FTS International, Inc.*	5,700	57,000
FutureFuel Corp.	8,600	115,240
Green Plains, Inc.	15,200	253,536
Gulfport Energy Corp.*	34,600	277,492
Hallador Energy Co.	5,100	26,826
Helix Energy Solutions Group, Inc.*	51,400	406,574
Helmerich & Payne, Inc.	9,200	511,152
HighPoint Resources Corp.*	47,200	104,312
ION Geophysical Corp.*	3,000	43,320
KLX Energy Services Holdings, Inc.*	1,400	35,196
Laredo Petroleum, Inc.*	42,600	131,634

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Matador Resources Co.*	3,400	$65,722
Matrix Service Co.*	9,100	178,178
McDermott International, Inc.*1	17,614	131,048
Midstates Petroleum Co., Inc.*	4,200	41,034
MRC Global, Inc.*	3,100	54,188
Nabors Industries Ltd.	199,100	684,904
NACCO Industries, Inc. - Class A	2,791	106,672
Natural Gas Services Group, Inc.*	5,441	94,184
Newpark Resources, Inc.*	20,100	184,116
Noble Corp. plc*	47,200	135,464
NOW, Inc.*	15,300	213,588
Oasis Petroleum, Inc.*	96,800	584,672
Oceaneering International, Inc.*	14,800	233,396
Oil States International, Inc.*	23,000	390,080
Par Pacific Holdings, Inc.*	4,500	80,145
Parsley Energy, Inc. - Class A*	33,400	644,620
Patterson-UTI Energy, Inc.	20,500	287,410
PBF Energy, Inc. - Class A	28,800	896,832
PDC Energy, Inc.*	18,500	752,580
Pioneer Energy Services Corp.*	15,500	27,435
Profire Energy, Inc.*	14,300	25,597
ProPetro Holding Corp.*	900	20,286
QEP Resources, Inc.*	52,800	411,312
Range Resources Corp.[1]	22,800	256,272
Renewable Energy Group, Inc.*1	16,050	352,458
REX American Resources Corp.*	3,018	243,281
Ring Energy, Inc.*	14,400	84,528
Rowan Cos. Plc - Class A*	44,900	484,471
SandRidge Energy, Inc.*	4,300	34,486
Select Energy Services, Inc. - Class A*	4,800	57,696
SemGroup Corp. - Class A	13,600	200,464
SM Energy Co.	22,400	391,776
Smart Sand, Inc.*1	9,700	43,165
Solaris Oilfield Infrastructure, Inc. - Class A1	3,500	57,540
Southwestern Energy Co.*	143,000	670,670
SRC Energy, Inc.*1	57,350	293,632
SunCoke Energy, Inc.*	18,400	156,216
Superior Energy Services, Inc.*	23,100	107,877
TETRA Technologies, Inc.*	26,000	60,840
Trecora Resources*	3,000	27,270
U.S. Silica Holdings, Inc.[1]	18,900	328,104
Unit Corp.*	18,300	260,592
VAALCO Energy, Inc.*	14,500	32,480
W&T Offshore, Inc.*	10,300	71,070
Warrior Met Coal, Inc.	2,900	88,160
Whiting Petroleum Corp.*1	12,800	334,592
WPX Energy, Inc.*	21,350	279,898
		18,951,766
FINANCIAL – 26.3%
1st Source Corp.	10,312	463,112
ACNB Corp.	1,400	51,800
Air Lease Corp.	11,600	398,460
Aircastle Ltd.	23,560	476,854
Alexander & Baldwin, Inc.	6,339	161,264
Altisource Portfolio Solutions S.A.*1	3,900	92,313
Ambac Financial Group, Inc.*	15,300	277,236
American Equity Investment Life Holding Co.	44,090	1,191,312
American National Bankshares, Inc.	1,366	47,701
American National Insurance Co.	1,900	229,558
American River Bankshares	1,300	16,900
Ameris Bancorp[1]	1,910	65,609
AMERISAFE, Inc.	6,888	409,147
AmeriServ Financial, Inc.	6,700	26,934
Argo Group International Holdings Ltd.	10,913	771,113
Associated Banc-Corp	14,253	304,302
Assured Guaranty Ltd.	1,200	53,316
Axis Capital Holdings Ltd.[1]	900	49,302
Axos Financial, Inc.*	6,500	188,240
Banc of California, Inc.	8,600	119,024
BancFirst Corp.	2,384	124,326
Bancorp, Inc.*	4,900	39,592
BancorpSouth Bank[1]	8,000	225,760
Bank of Commerce Holdings	6,200	65,410
Bank of Marin Bancorp	1,510	61,442
Bank OZK	9,000	260,820
BankFinancial Corp.	9,450	140,521
BankUnited, Inc.	1,900	63,460
Banner Corp.	7,610	412,234
Bar Harbor Bankshares	3,554	91,942
Berkshire Hills Bancorp, Inc.	15,536	423,201
BGC Partners, Inc. - Class A	4,300	22,833
Blucora, Inc.*	16,900	564,122
Blue Hills Bancorp, Inc.	5,300	126,670
Boston Private Financial Holdings, Inc.	7,900	86,584
Bridge Bancorp, Inc.	1,000	29,300
Brookline Bancorp, Inc.	28,900	416,160
C&F Financial Corp.	1,100	55,660
Cadence BanCorp	2,923	54,222
Camden National Corp.	3,671	153,154
Capital City Bank Group, Inc.	2,045	44,540
Capitol Federal Financial, Inc.	33,400	445,890
Carolina Financial Corp.	2,500	86,475

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cathay General Bancorp	15,300	$518,823
CenterState Bank Corp.	2,973	70,787
Central Pacific Financial Corp.	3,000	86,520
Central Valley Community Bancorp	2,560	50,048
Century Bancorp, Inc. - Class A	515	37,595
Chemical Financial Corp.	10,290	423,536
Citizens & Northern Corp.	700	17,528
City Holding Co.	3,499	266,589
Civista Bancshares, Inc.	1,096	23,926
CNB Financial Corp.	4,430	111,946
CNO Financial Group, Inc.	50,980	824,856
Codorus Valley Bancorp, Inc.	831	17,742
Columbia Banking System, Inc.	10,200	333,438
Community Bank System, Inc.	4,872	291,199
Community Bankers Trust Corp.	3,286	24,054
Community Financial Corp.	900	25,533
Community Trust Bancorp, Inc.	3,380	138,783
ConnectOne Bancorp, Inc.	6,100	120,170
Consumer Portfolio Services, Inc.*	10,700	37,343
Cowen, Inc.*	4,550	65,930
Crawford & Co. - Class B	8,300	75,779
Customers Bancorp, Inc.*	10,950	200,494
CVB Financial Corp.	16,200	341,010
Dime Community Bancshares, Inc.	11,600	217,268
Donegal Group, Inc. - Class A	5,031	67,667
Eagle Bancorp, Inc.*	1,037	52,057
eHealth, Inc.*	2,000	124,680
EMC Insurance Group, Inc.	7,749	247,038
Employers Holdings, Inc.	15,600	625,716
Encore Capital Group, Inc.*1	5,200	141,596
Enova International, Inc.*	6,900	157,458
Enstar Group Ltd.*	1,900	330,600
Enterprise Bancorp, Inc.	2,500	71,825
Enterprise Financial Services Corp.	2,400	97,848
ESSA Bancorp, Inc.	7,128	109,771
Farmers National Banc Corp.	5,600	77,224
FBL Financial Group, Inc. - Class A	12,800	802,816
Federal Agricultural Mortgage Corp. - Class C	4,108	297,542
Federated Investors, Inc. - Class B	4,300	126,033
FedNat Holding Co.	1,100	17,644
Fidelity Southern Corp.	5,207	142,620
Fifth Third Bancorp	20,652	520,843
Financial Institutions, Inc.	6,130	166,613
First American Financial Corp.	4,060	209,090
First Bancorp, Inc.	2,070	51,584
First BanCorp/Puerto Rico	91,200	1,045,152
First Bancorp/Southern Pines NC	5,300	184,228
First Bancshares, Inc.	1,086	33,557
First Bank/Hamilton NJ	1,300	14,989
First Busey Corp.	9,429	230,068
First Business Financial Services, Inc.	1,612	32,272
First Citizens BancShares, Inc. - Class A	300	122,160
First Commonwealth Financial Corp.	33,960	427,896
First Community Bankshares, Inc.	4,500	149,130
First Defiance Financial Corp.	12,800	367,872
First Financial Bancorp	21,513	517,603
First Financial Bankshares, Inc.[1]	6,800	392,904
First Financial Corp.	2,481	104,202
First Financial Northwest, Inc.	5,400	85,050
First Foundation, Inc.	1,700	23,069
First Interstate BancSystem, Inc. - Class A	7,926	315,613
First Merchants Corp.	8,905	328,149
First Mid-Illinois Bancshares, Inc.	732	24,390
First Midwest Bancorp, Inc.	28,600	585,156
First United Corp.	1,200	20,712
Flagstar Bancorp, Inc.	11,700	385,164
Flushing Financial Corp.	8,900	195,177
FNB Corp.	13,152	139,411
Franklin Financial Network, Inc.	1,200	34,812
Fulton Financial Corp.	52,700	815,796
GAIN Capital Holdings, Inc.[1]	5,300	33,284
Genworth Financial, Inc. - Class A*	34,500	132,135
German American Bancorp, Inc.	2,187	64,298
Glacier Bancorp, Inc.	10,900	436,763
Global Indemnity Ltd.	2,000	60,760
Great Southern Bancorp, Inc.	2,315	120,148
Great Western Bancorp, Inc.	8,560	270,410
Greenhill & Co., Inc.[1]	2,200	47,322
Greenlight Capital Re Ltd. - Class A*	4,800	52,176
Hallmark Financial Services, Inc.*	7,199	74,870
Hancock Whitney Corp.	14,800	597,920
Hanover Insurance Group, Inc.	7,500	856,275
HCI Group, Inc.	800	34,184
Heartland Financial USA, Inc.	2,500	106,625
Heritage Commerce Corp.	4,740	57,354
Heritage Financial Corp.	6,170	185,964
Heritage Insurance Holdings, Inc.	3,400	49,640
HFF, Inc. - Class A	3,600	171,900
Hilltop Holdings, Inc.	14,647	267,308
HMN Financial, Inc.*	2,120	45,644
Home Bancorp, Inc.	2,520	83,790
HomeStreet, Inc.*	9,400	247,690
Hope Bancorp, Inc.	23,717	310,218

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Horace Mann Educators Corp.	17,600	$619,696
Horizon Bancorp, Inc.	6,841	110,072
IBERIABANK Corp.[1]	10,671	765,217
Impac Mortgage Holdings, Inc.*1	5,600	21,952
Independence Holding Co.	3,050	107,512
Independent Bank Corp.	3,789	81,463
Independent Bank Corp./Rockland MA	5,600	453,656
Independent Bank Group, Inc.	3,975	203,878
International Bancshares Corp.	17,700	673,131
INTL. FCStone, Inc.*	1,945	75,388
Investors Title Co.	700	110,530
Kearny Financial Corp.	22,422	288,571
Kemper Corp.	22,711	1,729,216
Lakeland Bancorp, Inc.	13,435	200,585
Lakeland Financial Corp.	3,750	169,575
Legg Mason, Inc.	2,800	76,636
LendingTree, Inc.*1	700	246,092
Live Oak Bancshares, Inc.[1]	3,000	43,830
LPL Financial Holdings, Inc.	2,800	195,020
Macatawa Bank Corp.	4,200	41,748
Marlin Business Services Corp.	3,300	70,950
MBT Financial Corp.	7,000	70,140
McGrath RentCorp	7,035	397,970
Mercantile Bank Corp.	4,830	158,038
Mercury General Corp.	3,700	185,259
Meridian Bancorp, Inc.	3,300	51,777
MGIC Investment Corp.*	43,000	567,170
Midland States Bancorp, Inc.	2,100	50,526
MidWestOne Financial Group, Inc.	2,100	57,225
Mr Cooper Group, Inc.*	11,307	108,434
MutualFirst Financial, Inc.	1,926	57,722
National Bankshares, Inc.	350	14,998
National Commerce Corp.*	1,900	74,499
National Western Life Group, Inc. - Class A	1,400	367,458
Navient Corp.	7,000	80,990
NBT Bancorp, Inc.	4,300	154,843
Nelnet, Inc. - Class A	8,000	440,560
New York Community Bancorp, Inc.	6,800	78,676
Nicolet Bankshares, Inc.*	1,765	105,194
NMI Holdings, Inc. - Class A*	6,000	155,220
Northfield Bancorp, Inc.	3,400	47,260
Northrim BanCorp, Inc.	3,320	114,274
Northwest Bancshares, Inc.	36,108	612,753
Norwood Financial Corp.	900	27,756
OceanFirst Financial Corp.	11,509	276,907
Ocwen Financial Corp.*	31,600	57,512
OFG Bancorp	18,400	364,136
Old Line Bancshares, Inc.	1,300	32,409
Old National Bancorp	36,466	598,042
Old Second Bancorp, Inc.	8,200	103,238
Oppenheimer Holdings, Inc. - Class A	4,800	124,896
Opus Bank	2,400	47,520
Oritani Financial Corp.	8,152	135,568
Pacific Premier Bancorp, Inc.	3,578	94,924
Park National Corp.	1,700	161,075
Parke Bancorp, Inc.	1,894	39,566
Peapack Gladstone Financial Corp.	3,895	102,127
Peoples Bancorp, Inc.	1,800	55,746
Pinnacle Financial Partners, Inc.	5,723	313,048
Piper Jaffray Cos.	5,600	407,848
Popular, Inc.	9,900	516,087
PRA Group, Inc.*	10,450	280,164
Preferred Bank/Los Angeles CA	3,200	143,904
Premier Financial Bancorp, Inc.	4,912	77,168
Primerica, Inc.	1,900	232,085
ProAssurance Corp.	2,400	83,064
Protective Insurance Corp.	5,100	94,452
Provident Financial Holdings, Inc.	4,300	85,656
Provident Financial Services, Inc.	32,000	828,480
RE/MAX Holdings, Inc. - Class A	3,000	115,620
Ready Capital Corp.	5,600	82,152
Realogy Holdings Corp.[1]	1,900	21,660
Regional Management Corp.*	5,800	141,636
Renasant Corp.	13,203	446,922
Republic Bancorp, Inc. - Class A	1,500	67,080
Riverview Bancorp, Inc.	9,048	66,141
RLI Corp.[1]	3,500	251,125
S&T Bancorp, Inc.	10,016	395,932
Safety Insurance Group, Inc.	5,350	466,199
Sandy Spring Bancorp, Inc.	4,031	126,090
Seacoast Banking Corp. of Florida*	7,275	191,696
Selective Insurance Group, Inc.	24,193	1,530,933
ServisFirst Bancshares, Inc.	800	27,008
Shore Bancshares, Inc.	3,600	53,676
SI Financial Group, Inc.	3,700	47,767
Sierra Bancorp	5,300	128,790
Simmons First National Corp. - Class A	12,864	314,911
South State Corp.	3,389	231,604
Southern First Bancshares, Inc.*	1,300	44,031
Southern National Bancorp of Virginia, Inc.	3,504	51,334
Southside Bancshares, Inc.	5,266	174,989
State Auto Financial Corp.	14,145	465,653
Sterling Bancorp	29,496	549,510
Stewart Information Services Corp.	7,280	310,783

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Stifel Financial Corp.	10,550	$556,618
Stock Yards Bancorp, Inc.	1,450	49,025
Summit Financial Group, Inc.	2,801	74,255
TCF Financial Corp.	13,500	279,315
Third Point Reinsurance Ltd.*	26,000	269,880
Timberland Bancorp, Inc.	4,878	136,486
Tiptree, Inc.	8,100	51,273
Tompkins Financial Corp.	2,729	207,595
Towne Bank/Portsmouth VA1	5,392	133,452
TriCo Bancshares	3,225	126,710
TriState Capital Holdings, Inc.*	2,300	46,989
Triumph Bancorp, Inc.*	1,600	47,024
TrustCo Bank Corp. NY	19,200	148,992
Trustmark Corp.	20,750	697,822
Two River Bancorp	1,890	29,957
Umpqua Holdings Corp.[1]	16,724	275,946
Union Bankshares Corp.	19,103	617,600
United Bankshares, Inc.[1]	4,341	157,318
United Community Banks, Inc.	14,100	351,513
United Community Financial Corp.	40,760	381,106
United Financial Bancorp, Inc.	7,289	104,597
United Fire Group, Inc.	12,970	566,919
United Insurance Holdings Corp.	3,006	47,795
Unity Bancorp, Inc.	1,903	35,929
Universal Insurance Holdings, Inc.	4,960	153,760
Univest Financial Corp.	6,830	167,062
Veritex Holdings, Inc.	5,060	122,553
Virtus Investment Partners, Inc.	1,100	107,305
Waddell & Reed Financial, Inc. - Class A1	9,600	165,984
Walker & Dunlop, Inc.	7,100	361,461
Washington Federal, Inc.	28,200	814,698
Washington Trust Bancorp, Inc.	1,000	48,150
Waterstone Financial, Inc.	8,924	146,889
WesBanco, Inc.	15,349	610,123
Westamerica Bancorporation[1]	3,500	216,300
Western New England Bancorp, Inc.	8,381	77,357
Wintrust Financial Corp.	7,400	498,242
WisdomTree Investments, Inc.[1]	7,100	50,126
World Acceptance Corp.*	2,700	316,251
WSFS Financial Corp.	8,796	339,526
		60,440,414
INDUSTRIAL – 17.7%
AAON, Inc.	3,400	157,012
AAR Corp.	16,300	529,913
Actuant Corp. - Class A	5,400	131,598
Advanced Energy Industries, Inc.*	5,300	263,304
Aegion Corp.*	13,589	238,759
Air Transport Services Group, Inc.*	17,300	398,765
Alamo Group, Inc.	3,900	389,766
Alarm.com Holdings, Inc.*	800	51,920
Albany International Corp. - Class A	2,500	178,975
Allied Motion Technologies, Inc.	2,606	89,594
American Woodmark Corp.*	2,100	173,523
Apogee Enterprises, Inc.	5,000	187,450
Applied Optoelectronics, Inc.*1	2,300	28,060
ArcBest Corp.	13,600	418,744
Ardmore Shipping Corp.*	7,800	48,048
Argan, Inc.	4,200	209,790
Armstrong Flooring, Inc.*	6,600	89,760
Arotech Corp.*	11,900	34,867
Astec Industries, Inc.	6,897	260,431
Atlas Air Worldwide Holdings, Inc.*	14,250	720,480
Aware, Inc.*	6,800	24,616
AZZ, Inc.	2,800	114,604
Barnes Group, Inc.	14,900	766,009
Bel Fuse, Inc. - Class B	2,780	70,278
Belden, Inc.[1]	4,200	225,540
Benchmark Electronics, Inc.[1]	29,100	763,875
Boise Cascade Co.	17,300	462,948
Brady Corp. - Class A	5,300	245,973
Briggs & Stratton Corp.	8,200	97,006
Casella Waste Systems, Inc. - Class A*	4,500	160,020
CECO Environmental Corp.*	8,200	59,040
Chart Industries, Inc.*	8,200	742,264
Chase Corp.	1,000	92,540
CIRCOR International, Inc.*	7,600	247,760
Coherent, Inc.*	3,100	439,332
Columbus McKinnon Corp.	6,800	233,580
Comfort Systems USA, Inc.	6,800	356,252
Comtech Telecommunications Corp.	9,200	213,624
Control4 Corp.*	2,500	42,325
Core Molding Technologies, Inc.	2,900	21,402
Costamare, Inc.[1]	20,400	106,080
Covenant Transportation Group, Inc. - Class A*	5,142	97,595
CSW Industrials, Inc.*	1,760	100,830
Curtiss-Wright Corp.	6,000	680,040
Daseke, Inc.*	10,200	51,918
DHT Holdings, Inc.	17,100	76,266
Dorian LPG Ltd.*	7,071	45,396
Ducommun, Inc.*	5,222	227,261
DXP Enterprises, Inc.*	800	31,136
Eastern Co.	2,500	68,800
Echo Global Logistics, Inc.*	9,000	223,020

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
EMCOR Group, Inc.	6,800	$496,944
Encore Wire Corp.	8,300	474,926
EnPro Industries, Inc.	2,100	135,345
ESCO Technologies, Inc.	6,050	405,532
Fabrinet*	12,500	654,500
FARO Technologies, Inc.*	1,200	52,692
Federal Signal Corp.	17,500	454,825
Forterra, Inc.*1	5,300	22,366
Forward Air Corp.	1,200	77,676
Franklin Electric Co., Inc.	800	40,872
FreightCar America, Inc.*1	3,300	20,328
GasLog Ltd.	19,200	335,232
GATX Corp.	18,640	1,423,537
Gencor Industries, Inc.*	3,700	45,732
Generac Holdings, Inc.*	3,900	199,797
General Finance Corp.*	7,900	73,707
Genesee & Wyoming, Inc. - Class A*	2,200	191,708
Gibraltar Industries, Inc.*	11,150	452,802
Global Brass & Copper Holdings, Inc.	2,200	75,768
Goldfield Corp.*	9,900	21,879
Granite Construction, Inc.[1]	7,705	332,471
Great Lakes Dredge & Dock Corp.*	22,900	204,039
Greenbrier Cos., Inc.	17,000	547,910
Greif, Inc. - Class A	8,900	367,125
Griffon Corp.	20,130	372,002
Haynes International, Inc.	4,300	141,169
Heartland Express, Inc.	3,600	69,408
Heritage-Crystal Clean, Inc.*	3,300	90,585
Hillenbrand, Inc.	2,900	120,437
Hub Group, Inc. - Class A*	12,700	518,795
Hudson Technologies, Inc.*1	19,200	37,056
Hurco Cos., Inc.	2,902	117,038
Hyster-Yale Materials Handling, Inc.	3,480	217,013
Ichor Holdings Ltd.*1	4,100	92,578
IES Holdings, Inc.*	6,700	119,059
II-VI, Inc.*	6,470	240,943
International Seaways, Inc.*	3,400	58,276
Intevac, Inc.*	11,300	69,269
Itron, Inc.*	2,300	107,295
Kadant, Inc.	3,190	280,592
Kaman Corp.	3,700	216,228
KBR, Inc.	7,000	133,630
KEMET Corp.	4,800	81,456
Kimball Electronics, Inc.*	16,200	250,938
Kirby Corp.*1	2,500	187,775
Knowles Corp.*	22,400	394,912
Kratos Defense & Security Solutions, Inc.*	3,100	48,453
Lawson Products, Inc.*	2,446	76,707
Louisiana-Pacific Corp.	6,360	155,057
LS Starrett Co. - Class A*	3,800	29,260
LSB Industries, Inc.*	5,700	35,568
Lydall, Inc.*	3,238	75,963
Manitex International, Inc.*	3,400	26,010
Manitowoc Co., Inc.*	2,700	44,307
Marten Transport Ltd.	24,900	443,967
MasTec, Inc.*	3,544	170,466
Matson, Inc.	6,700	241,803
Milacron Holdings Corp.*	1,800	20,376
Moog, Inc. - Class A	5,600	486,920
MSA Safety, Inc.	2,400	248,160
Multi-Color Corp.	5,938	296,247
Myers Industries, Inc.	4,500	76,995
MYR Group, Inc.*	5,100	176,613
National Presto Industries, Inc.	1,000	108,550
NL Industries, Inc.*	9,300	36,084
NN, Inc.	7,700	57,673
Olympic Steel, Inc.	2,699	42,833
Orion Group Holdings, Inc.*	3,900	11,388
Oshkosh Corp.	950	71,374
OSI Systems, Inc.*	1,400	122,640
Overseas Shipholding Group, Inc. - Class A*	23,100	52,899
PAM Transportation Services, Inc.*	1,506	73,704
Park Electrochemical Corp.[1]	1,800	28,260
Park-Ohio Holdings Corp.	2,500	80,950
Patrick Industries, Inc.*	1,400	63,448
Perma-Fix Environmental Services*	8,500	29,835
Plexus Corp.*	13,900	847,205
Powell Industries, Inc.	1,900	50,445
Primoris Services Corp.	4,500	93,060
Raven Industries, Inc.	1,200	46,044
Regal Beloit Corp.	6,800	556,716
Rexnord Corp.*	8,800	221,232
Saia, Inc.*	4,700	287,170
Sanmina Corp.*	36,390	1,049,851
Scorpio Tankers, Inc.	9,230	183,123
SEACOR Holdings, Inc.*	11,254	475,819
Ship Finance International Ltd.[1]	16,765	206,880
Simpson Manufacturing Co., Inc.	2,100	124,467
SPX Corp.*	7,900	274,841
SPX FLOW, Inc.*	6,700	213,730
Standex International Corp.	500	36,700
Stoneridge, Inc.*	2,600	75,036
Strattec Security Corp.	1,392	40,897

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Summit Materials, Inc. - Class A*	10,700	$169,809
Synalloy Corp.	1,000	15,200
SYNNEX Corp.	10,635	1,014,473
Tech Data Corp.*	11,125	1,139,311
Teledyne Technologies, Inc.*	2,600	616,226
Terex Corp.	7,100	228,123
Tetra Tech, Inc.	7,350	437,987
Timken Co.	1,900	82,878
TimkenSteel Corp.*	6,500	70,590
TopBuild Corp.*	10,700	693,574
Transcat, Inc.*	1,541	35,412
Tredegar Corp.	16,092	259,725
Trex Co., Inc.*	5,200	319,904
TriMas Corp.*	8,300	250,909
Triumph Group, Inc.	6,100	116,266
Tsakos Energy Navigation Ltd.[1]	7,400	22,940
TTM Technologies, Inc.*	55,244	648,012
Tutor Perini Corp.*	21,900	374,928
U.S. Concrete, Inc.*	1,800	74,556
Ultralife Corp.*	5,000	51,350
Universal Forest Products, Inc.	19,650	587,338
USA Truck, Inc.*	1,700	24,548
Vishay Intertechnology, Inc.	49,150	907,800
Vishay Precision Group, Inc.*	6,400	218,944
VSE Corp.	2,200	69,476
Watts Water Technologies, Inc. - Class A	3,400	274,788
Werner Enterprises, Inc.	18,600	635,190
Wesco Aircraft Holdings, Inc.*	8,900	78,231
Willis Lease Finance Corp.*	4,000	169,560
WillScot Corp.*	2,400	26,616
YRC Worldwide, Inc.*	8,300	55,527
		40,598,173
TECHNOLOGY – 6.8%
Agilysys, Inc.*	5,500	116,435
Allscripts Healthcare Solutions, Inc.*	20,400	194,616
Alpha & Omega Semiconductor Ltd.*	10,850	124,883
Amkor Technology, Inc.*	65,200	556,808
AVX Corp.	14,300	247,962
Axcelis Technologies, Inc.*	6,200	124,744
AXT, Inc.*	10,150	45,168
Brooks Automation, Inc.	8,600	252,238
Cabot Microelectronics Corp.	1,966	220,113
CACI International, Inc. - Class A*	10,000	1,820,200
Castlight Health, Inc. - Class B*	20,300	76,125
Cirrus Logic, Inc.*	5,300	222,971
Cohu, Inc.	8,082	119,210
Computer Programs & Systems, Inc.[1]	1,800	53,442
Cray, Inc.*	3,500	91,175
Cree, Inc.*	18,800	1,075,736
CSG Systems International, Inc.	1,700	71,910
CTS Corp.	13,900	408,243
Cubic Corp.	5,000	281,200
Cypress Semiconductor Corp.	11,553	172,371
Diebold Nixdorf, Inc.[1]	18,100	200,367
Diodes, Inc.*	24,600	853,620
DSP Group, Inc.*	8,000	112,560
Electronics For Imaging, Inc.*	8,000	215,200
Entegris, Inc.	1,900	67,811
ExlService Holdings, Inc.*	1,810	108,636
FormFactor, Inc.*	24,936	401,220
Glu Mobile, Inc.*	5,900	64,546
GSE Systems, Inc.*	8,700	24,360
HubSpot, Inc.*	300	49,863
InnerWorkings, Inc.*1	5,400	19,548
Insight Enterprises, Inc.*	18,500	1,018,610
Kopin Corp.*1	19,100	25,594
Kulicke & Soffa Industries, Inc.	34,700	767,217
Lumentum Holdings, Inc.*	438	24,765
MACOM Technology Solutions Holdings, Inc.*1	3,700	61,827
ManTech International Corp. - Class A	15,280	825,426
Mercury Systems, Inc.*	2,000	128,160
MKS Instruments, Inc.	2,500	232,625
Monotype Imaging Holdings, Inc.	5,100	101,439
MTS Systems Corp.	2,900	157,934
Nanometrics, Inc.*	1,200	37,056
NetScout Systems, Inc.*	15,500	435,085
New Relic, Inc.*	600	59,220
Omnicell, Inc.*	1,700	137,428
OneSpan, Inc.*	1,900	36,518
PAR Technology Corp.*	1,800	44,028
PDF Solutions, Inc.*	7,800	96,330
Photronics, Inc.*	24,000	226,800
Presidio, Inc.	3,000	44,400
Rambus, Inc.*	12,400	129,580
Richardson Electronics Ltd./United States	3,900	26,442
Rudolph Technologies, Inc.*	8,570	195,396
Science Applications International Corp.	1,397	107,499
StarTek, Inc.*	3,400	26,792
Stratasys Ltd.*	9,200	219,144
Sykes Enterprises, Inc.*	16,297	460,879
Synaptics, Inc.*	900	35,775
Synchronoss Technologies, Inc.*	3,800	23,104
Telenav, Inc.*	5,434	32,984

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
TiVo Corp.	17,460	$162,727
TTEC Holdings, Inc.	4,500	163,035
Ultra Clean Holdings, Inc.*1	9,600	99,360
Unisys Corp.*	1,400	16,338
Veeco Instruments, Inc.*	8,100	87,804
Verint Systems, Inc.*	1,800	107,748
Veritone, Inc.*1	8,000	41,600
Virtusa Corp.*	800	42,760
Xperi Corp.	5,900	138,060
Zynga, Inc. - Class A*	105,900	564,447
		15,535,217
UTILITIES – 0.1%
Ameresco, Inc. - Class A*	8,713	140,976

TOTAL COMMON STOCKS
(Cost $177,086,199)		222,107,797

PREFERRED STOCKS – 0.0%
DIVERSIFIED – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	49,554

TOTAL PREFERRED STOCKS
(Cost $49,880)		49,554

	Principal Amount

CORPORATE BONDS – 0.0%
INDUSTRIAL – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	21,722

TOTAL CORPORATE BONDS
(Cost $22,000)		21,722

	Number of Shares

EXCHANGE-TRADED FUNDS – 0.2%
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	7,700	470,624

TOTAL EXCHANGE-TRADED FUNDS
(Cost $362,389)		470,624

RIGHTS – 0.0%
BASIC MATERIALS – 0.0%
A Schulman, Inc*	8,650	—

FINANCIAL – 0.0%
First Eagle Holdings, Inc.*	8,200	—

TOTAL RIGHTS
(Cost $—)		—

MONEY MARKET INVESTMENTS – 7.9%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 2.55%[3,4]	1,611,407	1,611,407
Federated Treasury Obligations Fund - Class Institutional, 2.26%[3,5]	6,408,098	6,408,098
Invesco Government & Agency Portfolio - Class Institutional, 2.45%[3,4]	10,000,000	10,000,000

TOTAL MONEY MARKET INVESTMENTS
(Cost $18,019,505)		18,019,505

TOTAL INVESTMENTS – 104.9%
(Cost $195,539,973)		240,669,202

Liabilities less other assets – (4.9)%		(11,302,555)

TOTAL NET ASSETS – 100.0%		$229,366,647

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $11,766,476 at March 31, 2019.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at March 31, 2019.

[4]	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a fair value of $11,611,407 at March 31, 2019.

[5]	All or a portion of this security is segregated as collateral for option contracts. Total collateral had a fair value of $500,000 at March 31, 2019.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	13.0%
Insurance	6.9%
Retail	6.1%
Commercial Services	5.6%
Oil & Gas	5.3%
Electronics	4.2%
Savings & Loans	3.4%
Semiconductors	3.1%
Transportation	2.8%
Diversified Financial Services	2.6%
Computers	2.5%
Home Builders	2.5%
Telecommunications	2.2%
Oil & Gas Services	2.2%
Chemicals	1.9%
Healthcare-Services	1.7%
Media	1.7%
Engineering & Construction	1.6%
Building Materials	1.6%
Distribution/Wholesale	1.6%
Aerospace/Defense	1.5%
Machinery-Diversified	1.5%
Food	1.3%
Healthcare-Products	1.3%
Iron/Steel	1.2%
Miscellaneous Manufacturing	1.2%
Software	1.2%
Pharmaceuticals	1.1%
Apparel	1.1%
Airlines	1.0%
Auto Parts & Equipment	1.0%
Trucking & Leasing	1.0%
Mining	0.9%
Agriculture	0.8%
Internet	0.7%
Entertainment	0.7%
Forest Products & Paper	0.6%
Household Products/Wares	0.6%
Metal Fabricate/Hardware	0.6%
Energy-Alternate Sources	0.4%
Electrical Components & Equipment	0.4%
Biotechnology	0.4%
Lodging	0.4%
Environmental Control	0.4%
Leisure Time	0.3%
Machinery-Construction & Mining	0.3%
Real Estate	0.3%
Packaging & Containers	0.3%
Hand/Machine Tools	0.3%
Textiles	0.3%
Home Furnishings	0.2%
Storage/Warehousing	0.2%
Coal	0.2%
Auto Manufacturers	0.1%
Office Furnishings	0.1%
REITS	0.1%
Pipelines	0.1%
Electric	0.1%
Beverages	0.1%
Cosmetics/Personal Care	0.0%[1]
Advertising	0.0%[1]
Housewares	0.0%[1]
Total Common Stocks	96.8%
Preferred Stocks	0.0%
Corporate Bonds
Metal Fabricate/Hardware	0.0%
Total Corporate Bonds	0.0%
Exchange-Traded Funds	0.2%
Rights	0.0%
Money Market Investments	7.9%
Total Investments	104.9%
Liabilities less other assets	(4.9)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (cost $195,539,973)	$240,669,202	(1)
Cash	6,981
Receivables:
Securities sold	378,990
Fund shares issued	3,106
Dividends and interest	174,432
Securities lending income	3,518
Prepaid expenses and other assets	34,840
Total assets	241,271,069

LIABILITIES
Collateral due to broker for securities loaned	11,611,407
Payables:
Fund shares redeemed	85,069
Due to Trustees	4,338
Due to Adviser	83,875
Due to Broker	55,699
Fund accounting and administration fees and expenses	11,612
Transfer agent fees	13,490
Custody fees	12,826
Accrued other expenses	26,106
Total liabilities	11,904,422

NET ASSETS	$229,366,647

COMPONENTS OF NET ASSETS
Paid-in-capital	$180,821,071
Total distributable earnings	48,545,576
NET ASSETS	$229,366,647

Shares outstanding, no par value (unlimited shares authorized)	13,723,749

Net asset value, offering and redemption price per share	$16.71

(1)	Includes securities on loan of $11,766,476 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $428)	$1,757,065
Securities lending income	28,789
Interest	151,505
Total investment income	1,937,359

Expenses
Investment advisory fees	623,599
Fund accounting and administration fees and expenses	66,181
Transfer agent fees	48,675
Custody fees	26,416
Professional fees	23,435
Registration fees	22,758
Shareholder reporting fees	13,052
Trustees' fees and expenses	4,338
Interest expense	4,309
Insurance fees	3,977
Miscellaneous expenses	2,209
Total expenses	838,949
Fees waived/expenses reimbursed by the Adviser	(86,323)
Net expenses	752,626
Net investment income	1,184,733

Net Realized and Unrealized Gain (Loss) on Investments and Purchased Options Contracts
Net realized gain (loss) on:
Investments	7,037,806
Purchased option contracts	(550,679)
Net realized gain	6,487,127
Net change in unrealized depreciation on investments	(44,891,551)
Net realized and unrealized loss on investments and purchased options contracts	(38,404,424)

Net Decrease in Net Assets from Operations	$(37,219,691)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
INCREASE IN NET ASSETS FROM
Operations
Net investment income	$1,184,733	$2,296,157
Net realized gain on investments and purchased options contracts	6,487,127	22,332,232
Net change in unrealized appreciation (depreciation) on investments	(44,891,551)	1,602,390
Net increase (decrease) resulting from operations	(37,219,691)	26,230,779

Distributions to Shareholders	(24,450,424)	(3,582,770)

Capital Transactions
Proceeds from shares issued	34,230,627	30,302,326
Reinvestment of distributions	24,399,713	3,575,982
Cost of shares redeemed	(70,613,439)	(55,266,923)
Net decrease resulting from capital transactions	(11,983,099)	(21,388,615)

Total increase (decrease) in net assets	(73,653,214)	1,259,394

Net Assets
Beginning of period	303,019,861	301,760,467
End of period	$229,366,647	$303,019,861

Capital Share Activity
Shares issued	2,162,034	1,481,310
Shares reinvested	1,517,529	175,290
Shares redeemed	(4,288,414)	(2,648,720)
Net decrease in capital shares	(608,851)	(992,120)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
Net asset value, beginning of period	$21.14	$19.69	$16.64	$14.98	$15.32	$14.89
Income from Investment Operations:
Net investment income	0.09	0.15	0.12	0.14	0.16	0.10
Net realized and unrealized gain (loss) on investments	(2.77)	1.54	3.04	1.65	(0.32)	0.89
Total from investment operations	(2.68)	1.69	3.16	1.79	(0.16)	0.99

Less Distributions:
From net investment income	(0.07)	(0.16)	(0.11)	(0.13)	(0.14)	(0.08)
From net realized gain	(1.68)	(0.08)	—	—	(0.04)	(0.48)
Total distributions	(1.75)	(0.24)	(0.11)	(0.13)	(0.18)	(0.56)

Net asset value, end of period	$16.71	$21.14	$19.69	$16.64	$14.98	$15.32

Total return	(12.35%)[2]	8.62%	19.06%	12.01%	(1.10%)	6.70%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$229,367	$303,020	$301,760	$261,222	$190,102	$161,458

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.67%[1,3]	0.65%[1]	0.66%	0.68%	0.69%	0.72%
After fees reimbursed by the Adviser	0.60%[1,3]	0.60%[1]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.88%[3]	0.69%	0.58%	0.84%	0.91%	0.52%
After fees reimbursed by the Adviser	0.95%[3]	0.74%	0.64%	0.92%	1.00%	0.64%

Portfolio turnover rate	31%[2]	46%	42%	39%	34%	16%

[1]	Ratio of interest expense to average net assets was less than 0.005%.

[2]	Not Annualized.

[3]	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2019 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2019:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks*
Basic Materials	$10,447,672	$—	$—		$10,447,672
Communications	10,518,989	—	—		10,518,989
Consumer, Cyclical	35,911,669	62,041	—		35,973,710
Consumer, Non-Cyclical	29,500,880	—	—		29,500,880
Energy	18,951,766	—	—		18,951,766
Financial	60,440,414	—	—		60,440,414
Industrial	40,598,173	—	—		40,598,173
Technology	15,535,217	—	—		15,535,217
Utilities	140,976	—	—		140,976
Preferred Stocks
Diversified	49,554	—	—		49,554
Corporate Bonds*
Industrial	—	21,722	—		21,722
Exchange-Traded Funds	470,624	—	—		470,624
Rights	—	—	—	**	—
Money Market Investments	18,019,505	—	—		18,019,505
Total Investments in Securities	$240,585,439	$83,763	$—		$240,669,202

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The adviser valued these holdings at $0 as of March 31, 2019.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2019 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2015-2018), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2019, the value of securities loaned by the Fund was $11,766,476 and the Fund received cash collateral of $11,611,407. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost effective way to gain exposure to these indexes.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2019 (Unaudited)

or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. At March 31, 2019, such collateral is denoted in the Fund’s Schedule of Investments.

(h)

Derivatives and Hedging requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. As of March 31, 2019, the Fund had no open derivative instruments. The limited use of derivatives by the Fund during the 2019 fiscal year was related to purchased equity options and resulted in a net realized loss of $550,679, which is reflected on the Statement of Operations. The Fund had purchased option transactions during the six months ended March 31, 2019, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

(i)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2020. For six months ended March 31, 2019, the Fund accrued $623,599 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $86,323.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2019, reimbursements that may potentially be made by the Fund to the Adviser total $572,128, which expire as follows:

September 30, 2019	$178,371
September 30, 2020	$159,801
September 30, 2021	$147,633
September 30, 2022	$86,323

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2019 (Unaudited)

4. Federal Income Tax Information

At September 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$271,968,134
Gross Unrealized Appreciation	$95,282,001
Gross Unrealized Depreciation	(5,963,257)
Net Unrealized Appreciation	$89,318,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$141,202
Undistributed Long-term Gains	20,764,888
Accumulated Capital and Other Losses	(9,143)
Unrealized Appreciation on Investments	89,318,744
Total Distributable Earnings	$110,215,691

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

	September 30, 2018	September 30, 2017
Distributions Paid From:
Ordinary Income	$2,383,207	$1,770,699
Long-term Capital Gains	1,199,563	—
Total Distributions	$3,582,770	$1,770,699

5. Investment Transactions

For the six months ended March 31, 2019, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 72,237,430	$ 104,169,406

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2019 (Unaudited)

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For the Six Months Ended March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2018	Ending account value March 31, 2019	Expenses paid during the period ended March 31, 2019*
Actual Example	$ 1,000.00	$ 876.50	$ 2.82
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 4, 2019

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 4, 2019